Employee benefits (Details) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	₨ 252	₨ 221	₨ 177
Interest on net defined benefit liability/(asset)	6	14	2
Gratuity cost recognized in income statement	₨ 258	₨ 235	₨ 179